LEASE	9 Months Ended
Sep. 30, 2021
LEASE
NOTE 4 - LEASE

4. LEASE

The Company leased office under a non-cancelable operating lease expiring at the term of 2 years, through December 31, 2022.

Right of use assets and lease liability – right of use are as follows:

	September 30, 2021	December 31, 2020
		(Audited)

Right-of-use assets	$31,368	$-

The lease liability – right of use is as follows:

	September 30, 2021	December 31, 2020
		(Audited)

Current portion	$25,400	$-
Non-current portion	6,427	-

Total lease liabilities	$31,827	$-

The weighted average discount rate for the operating lease is 5%.

As of September 30, 2021, the operating lease payment of $26,992 will become matured in the next 12 months.